Income Taxes	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of earnings (loss) before income taxes by jurisdiction were as follows ($000):

Year Ended June 30,	2025	2024	2023
U.S. loss	$(445,586)	$(540,048)	$(450,370)
Non-U.S. income	539,767	392,401	94,812
Earnings (loss) before income taxes	$94,181	$(147,647)	$(355,558)
The components of the income tax expense (benefit) were as follows ($000):

Year Ended June 30,	2025	2024	2023
Current:
Federal	$3,010	$10,119	$5
State	1,733	181	3,867
Foreign	154,815	103,640	106,850
Total Current	159,558	113,940	110,722
Deferred:
Federal	(50,454)	(68,955)	(106,044)
State	(7,217)	(186)	(7,151)
Foreign	(37,763)	(33,682)	(93,627)
Total Deferred	(95,434)	(102,823)	(206,822)
Total Income Tax Expense (Benefit)	$64,124	$11,117	$(96,100)
Principal items comprising deferred tax assets and liabilities were as follows ($000):

June 30,	2025	2024
Deferred income tax assets
Inventory capitalization	$74,886	$62,242
Non-deductible accruals	18,222	16,770
Accrued employee benefits	36,331	38,460
Net-operating loss and credit carryforwards	256,794	268,735
Share-based compensation expense	15,852	15,947
Other	9,564	1,346
Research and development capitalization	168,998	128,291
Deferred revenue	15,376	14,839
Right of use asset	37,785	47,712
Valuation allowances	(163,678)	(154,830)
Total deferred income tax assets	470,130	439,512
Deferred income tax liabilities
Tax over book accumulated depreciation	(14,038)	(29,065)
Intangible assets	(863,484)	(905,435)
Interest rate swap	—	(4,104)
Interest rate cap	(4,000)	(11,465)
Tax on unremitted earnings	(63,383)	(61,719)
Outside basis differences	(142,781)	(122,423)
Lease liability	(31,239)	(46,198)
Other	(9,515)	(2,511)
Total deferred income tax liabilities	(1,128,440)	(1,182,920)
Net deferred income taxes	$(658,310)	$(743,408)
The reconciliation of income tax expense at the statutory U.S. federal rate to the reported income tax expense (benefit) is as follows ($000):

Year Ended June 30,	2025	%	2024	%	2023	%
Taxes at statutory rate	$19,778	21	$(31,006)	21	$(74,667)	21
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	(4,265)	(5)	(22)	—	(2,548)	1
Taxes on non U.S. earnings	3,632	4	16,601	(11)	191	—
Valuation allowance	20,295	22	43,866	(30)	3,836	(1)
U.S. Branch Income	(1,216)	(1)	3,226	(2)	2,037	(1)
Noncontrolling interest	4,284	4	1,002	(1)	—	—
Research and manufacturing incentive deductions and credits	(26,396)	(28)	(41,387)	28	(29,416)	8
Stock compensation	2,153	2	13,294	(9)	18,661	(5)
GILTI and FDII	13,631	15	(629)	—	(7,195)	2
Uncertain Tax Positions	6,814	7	3,301	(2)	(3,450)	1
Notional Interest	(10,174)	(11)	(2,521)	2	(7,896)	2
Assets held-for-sale	36,895	39	—	—	—	—
Other	(1,307)	(1)	5,392	(4)	4,347	(1)
	$64,124	68	$11,117	(8)	$(96,100)	27
On July 4, 2025, the U.S. government enacted The One Big Beautiful Bill Act of 2025 which includes, among other provisions, changes to the U.S. corporate income tax system including the allowance of immediate expensing of qualifying research and development expenses and permanent extensions of certain provisions within the Tax Cuts and Jobs Act. Certain provisions are effective for the Company beginning fiscal 2026. The Company is evaluating the future impact of these tax law changes on its financial statements.
The Company is partially permanently reinvested and will repatriate earnings for all non-U.S. subsidiaries with cash in excess of working capital needs. Such distributions could potentially be subject to U.S. state tax in certain states and foreign withholding taxes. Foreign currency gains (losses) related to the translation of previously taxed earnings from functional currency to U.S. dollars could also be subject to U.S. tax when distributed. The Company has estimated the associated withholding tax to be $63 million.
Additionally, the Company made a final accounting policy election to treat taxes due from future inclusions in U.S. taxable income related to global intangible low tax income (“GILTI”) as a current period expense when incurred.
During the fiscal years ended June 30, 2025, 2024, and 2023, cash paid by the Company for income taxes was $167 million, $97 million, and $90 million, respectively.
Our foreign subsidiaries in various tax jurisdictions operate under tax holiday arrangements. The impact of the tax holidays on our effective rate is a reduction in the rate of 11.6%, 5.6% and 2.3% for the fiscal years ended June 30, 2025, 2024 and 2023, respectively, and the impact of the tax holidays on diluted earnings per share is $0.06, $0.05, and $0.05 for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. The tax holiday related to Coherent Malaysia Sdn. Bhd will end during the fiscal year ended June 30, 2026 for certain business lines, the tax holiday related to certain II-VI Laser Enterprise Philippines, Inc.’s business lines will end during the fiscal year ended June 30, 2026, the tax holiday related to Silicon Carbide Vietnam Limited Liability Company will end during the fiscal year ended June 30, 2026, the tax holiday related to certain Coherent Vietnam (Dong Nai) Company Limited business lines will end during the fiscal year ended June 30, 2026, and the tax holiday related to certain Coherent Singapore PTE Ltd business lines will end during the fiscal year ended June 30, 2027.
The Company has the following gross operating loss carryforwards and tax credit carryforwards as of June 30, 2025 ($000):

Type	Amount	Expiration Date
Tax credit carryforwards:
Federal research and development credits	$121,286	June 2032-June 2045
Foreign tax credits	12,964	June 2030-June 2035
State tax credits	15,976	June 2026-June 2040
State tax credits (indefinite)	79,179	Indefinite
Operating loss carryforwards:
Loss carryforwards - federal	$31,278	June 2026-June 2036
Loss carryforwards - federal (indefinite)	1,754	Indefinite
Loss carryforwards - state	330,313	June 2026-June 2045
Loss carryforwards - state (indefinite)	42,674	Indefinite
Loss carryforwards - foreign	85,218	June 2026-June 2033
Loss carryforwards - foreign (indefinite)	48,711	Indefinite
The Company has recorded a valuation allowance against the majority of the foreign and state loss and credit carryforwards, certain U.S. credit carryforwards and the majority of state credit carryforwards. The Company’s U.S. federal loss carryforwards, federal research and development credit carryforwards, foreign tax credits, and certain state tax credits resulting from the Company’s acquisitions are subject to various annual limitations under Section 382 of the U.S. Internal Revenue Code.
Changes in the liability for unrecognized tax benefits for the fiscal years ended June 30, 2025, 2024 and 2023 were as follows ($000):

Year Ended June 30,	2025	2024	2023
Beginning balance	$116,697	$115,180	$37,411
Increases in current year tax positions	9,660	5,168	110
Acquired business	—	—	86,077
Settlements	—	(2,970)	—
Expiration of statute of limitations	(2,349)	(681)	(8,418)
Ending balance	$124,008	$116,697	$115,180
The Company classifies all estimated and actual interest and penalties as income tax expense. During fiscal years 2025, 2024 and 2023, there was $2.0 million, $2.3 million and $0.3 million of interest and penalties within income tax expense, respectively. The Company had $9 million, $7 million and $6 million of interest and penalties accrued at June 30, 2025, 2024 and 2023, respectively. The Company has classified the uncertain tax positions as non-current income tax liabilities, as the amounts are not expected to be paid within one year. The majority of the liability can be offset by credit carryforwards and would not impact cash taxes. Including tax positions for which the Company determined that the tax position would not meet the more likely than not recognition threshold upon examination by the tax authorities based upon the technical merits of the position, the total estimated unrecognized tax benefit that, if recognized, would affect our effective tax rate, was approximately $20 million, $19 million and $92 million at June 30, 2025, 2024 and 2023, respectively. For the years ended June 30, 2025 and June 30, 2024, due to the U.S. valuation allowance, a large portion of our unrecognized tax benefit will no longer impact the tax rate if recognized. The Company expects a decrease of $67 million of unrecognized tax benefits during the next 12 months due to the expiration of statutes of limitation.
Fiscal years 2018 and 2022 to 2025 remain open to examination by the Internal Revenue Service, fiscal years 2021 to 2025 remain open to examination by certain state jurisdictions, and fiscal years 2012 to 2025 remain open to examination by certain foreign taxing jurisdictions. The Company is currently under examination for certain subsidiary companies in Vietnam for the years ended June 30, 2017 through September 30, 2021; Malaysia for the years ended June 30, 2021 through June 30, 2023; Singapore for the year ended June 30, 2023; United Kingdom for the year ended June 30, 2023; and Germany for the years ended June 30, 2012 through June 30, 2021. The Company believes its income tax reserves for these tax matters are adequate